UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a)

ClearShares OCIO ETF
OCIO (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the ClearShares OCIO ETF for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://www.clear-shares.com/ocio. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ClearShares OCIO ETF	$29	0.54%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$167,441,572
Number of Holdings	42
Net Advisory Fee	$435,505
Portfolio Turnover	29%
30-Day SEC Yield	1.72%
30-Day SEC Yield Unsubsidized	1.72%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Security Type*	(% of Net Assets)
Exchange Traded Funds	99.3%
Money Market Funds	0.8%
Written Options	-0.1%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	19.4%
Invesco QQQ Trust Series 1	6.6%
Vanguard FTSE Developed Markets ETF	5.4%
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	5.1%
State Street Technology Select Sector SPDR ETF	5.1%
Vanguard Total Stock Market ETF	4.7%
SPDR S&P 500 ETF Trust	4.7%
iShares Russell Mid-Cap Growth ETF	4.6%
iShares Core S&P 500 ETF	4.6%
iShares 3-7 Year Treasury Bond ETF	4.4%

Top Sectors*	(% of Net Assets)
Domestic Equity	48.9%
Fixed Income	28.7%
Global Equity	21.7%
Money Market Funds	0.8%
Written Options	-0.1%
*	Excludes securities lending collateral.
ClearShares OCIO ETF	PAGE 1	TSR-SAR-26922A727

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.clear-shares.com/ocio.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Clearshares, LLC documents not be householded, please contact Clearshares, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Clearshares, LLC or your financial intermediary.
ClearShares OCIO ETF	PAGE 2	TSR-SAR-26922A727

ClearShares Piton Intermediate Fixed Income ETF
PIFI (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the ClearShares Piton Intermediate Fixed Income ETF for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://www.clear-shares.com/pifi. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ClearShares Piton Intermediate Fixed Income ETF	$23	0.45%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$107,696,351
Number of Holdings	64
Net Advisory Fee	$237,711
Portfolio Turnover	5%
Average Credit Quality	AA
Effective Duration	3.93 years
30-Day SEC Yield	3.43%
30-Day SEC Yield Unsubsidized	3.43%
Weighted Average Maturity	4.51 Years
Weighted Average Life	4.51 Years
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Security Type	(% of Net Assets)
U.S. Treasury Securities	56.9%
Corporate Bonds	32.3%
U.S. Government Agency Issues	10.0%
Money Market Funds	0.4%
Cash & Other	0.4%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	56.9%
Federal Home Loan Banks	4.3%
Resolution Funding Corporation	2.1%
Tennessee Valley Authority	1.7%
Bank of New York Mellon Corp.	1.6%
JPMorgan Chase & Co.	1.5%
Sysco Corp.	1.5%
Amazon.com, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Bank of America Corp.	1.4%

Top Sectors	(% of Net Assets)
Government	66.9%
Financial	11.8%
Communications	5.2%
Consumer, Cyclical	4.7%
Consumer, Non-cyclical	4.5%
Industrial	2.5%
Utilities	1.4%
Energy	1.3%
Technology	0.9%
Cash & Other	0.8%
ClearShares Piton Intermediate Fixed Income ETF	PAGE 1	TSR-SAR-26922A131

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.clear-shares.com/pifi.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Clearshares, LLC documents not be householded, please contact Clearshares, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Clearshares, LLC or your financial intermediary.
ClearShares Piton Intermediate Fixed Income ETF	PAGE 2	TSR-SAR-26922A131

ClearShares Ultra-Short Maturity ETF
OPER (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | November 30, 2025
This semi-annual shareholder report contains important information about the ClearShares Ultra-Short Maturity ETF for the period of June 1, 2025, to November 30, 2025. You can find additional information about the Fund at https://www.clear-shares.com/oper. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ClearShares Ultra-Short Maturity ETF	$10	0.20%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$107,502,066
Number of Holdings	4
Net Advisory Fee	$125,255
Portfolio Turnover	0%
Effective Duration	0.13 years
30-Day SEC Yield	3.96%
30-Day SEC Yield Unsubsidized	3.96%
Weighted Average Maturity	4.54 Days
Average Credit Quality	AA+
Weighted Average Life	4.54 Days
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Security Type	(% of Net Assets
Repurchase Agreements	99.9%
Money Market Funds	0.1%
Cash & Other	0.0%

Top 10 Issuers	(% of Net Assets
Cantor Fitzgerald & Co., 4.16%, 12/01/2025	46.5%
Cantor Fitzgerald & Co., 4.20%, 12/05/2025	41.9%
Marex Capital Markets Inc., 4.16%, 12/01/2025	11.5%
First American Government Obligations Fund	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.clear-shares.com/oper.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Clearshares, LLC documents not be householded, please contact Clearshares, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Clearshares, LLC or your financial intermediary.
ClearShares Ultra-Short Maturity ETF	PAGE 1	TSR-SAR-26922A453

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ETF Series Solutions
ClearShares OCIO ETF (Ticker: OCIO)
ClearShares Piton Intermediate Fixed Income ETF (Ticker: PIFI)
ClearShares Ultra-Short Maturity ETF (Ticker: OPER)
Semi-Annual Financial Statements and Additional Information
November 30, 2025

CLEARSHARES OCIO ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.3%(a)
Domestic Equity - 48.9%
Invesco QQQ Trust Series 1(b)	17,837	$11,045,562
Invesco S&P 500 Equal Weight ETF(c)	12,935	2,477,441
iShares Core S&P 500 ETF(b)	11,128	7,643,601
iShares Core S&P Mid-Cap ETF	30,000	1,990,200
iShares Russell Mid-Cap Growth ETF(c)	55,441	7,695,211
SPDR S&P 500 ETF Trust(b)	11,433	7,813,198
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF(c)	103,794	8,580,650
State Street Technology Select Sector SPDR ETF(b)	30,000	8,586,600
Vanguard Growth ETF(b)	2,085	1,023,401
Vanguard High Dividend Yield ETF(c)	20,458	2,975,411
Vanguard S&P 500 ETF(b)	11,410	7,170,158
Vanguard Total Stock Market ETF(b)	23,718	7,976,601
Vanguard Value ETF(b)	35,986	6,854,613
		81,832,647
Fixed Income - 28.7%
ClearShares Ultra-Short Maturity ETF(d)	61,663	6,166,917
iShares 0-5 Year TIPS Bond ETF	51,148	5,272,336
iShares 1-3 Year Treasury Bond ETF	78,913	6,556,092
iShares 3-7 Year Treasury Bond ETF	61,378	7,381,318
iShares 7-10 Year Treasury Bond ETF(b)	52,000	5,070,000
iShares Core U.S. Aggregate Bond ETF	25,574	2,578,371
iShares Intermediate Government/Credit Bond ETF(c)	45,123	4,870,125
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	44,831	4,111,899
Vanguard Intermediate-Term Treasury ETF	15,000	906,900
Vanguard Total Bond Market ETF	70,000	5,234,600
		48,148,558
Global Equity - 21.7%
Conductor Global Equity Value ETF(c)	56,470	834,344
iShares Currency Hedged MSCI EAFE ETF(c)	137,735	5,687,078
iShares MSCI EAFE ETF(c)	71,608	6,816,365
iShares MSCI Emerging Markets ex China ETF	19,070	1,357,403
iShares MSCI USA Min Vol Factor ETF	20,458	1,950,261
Schwab International Equity ETF(c)	241,424	5,794,176
Vanguard FTSE Developed Markets ETF	147,616	9,088,717
Vanguard FTSE Emerging Markets ETF	89,142	4,840,411
		36,368,755
TOTAL EXCHANGE TRADED FUNDS (Cost $129,663,675)		166,349,960

The accompanying notes are an integral part of these financial statements.

1

CLEARSHARES OCIO ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.09%(e)	32,566,806	$32,566,806
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $32,566,806)		32,566,806

	Shares
MONEY MARKET FUNDS - 0.8%
First American Government Obligations Fund - Class X, 3.92%(e)	1,351,494	1,351,494
TOTAL MONEY MARKET FUNDS (Cost $1,351,494)		1,351,494
TOTAL INVESTMENTS - 119.6% (Cost $163,581,975)		$200,268,260
Liabilities in Excess of Other Assets - (19.6)%		(32,826,688)
TOTAL NET ASSETS - 100.0%		$167,441,572

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $32,022,749 which represented 19.1% of net assets.
(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

CLEARSHARES OCIO ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Call Options - (0.1)%(a)(b)
Invesco QQQ Trust Series 1, Expiration: 12/19/2025; Exercise Price: $645.00	$(11,022,650)	(178)	$(40,673)
iShares 7-10 Year Treasury Bond ETF, Expiration: 12/19/2025; Exercise Price: $99.00	(5,070,000)	(520)	(4,420)
iShares Core S&P 500 ETF, Expiration: 12/19/2025; Exercise Price: $705.00	(7,624,368)	(111)	(22,755)
SPDR S&P 500 ETF Trust, Expiration: 12/19/2025; Exercise Price: $700.00	(7,790,646)	(114)	(26,448)
State Street Technology Select Sector SPDR ETF, Expiration: 12/19/2025; Exercise Price: $305.00	(8,586,600)	(300)	(37,650)
Vanguard Growth ETF, Expiration: 12/19/2025; Exercise Price: $510.00	(981,680)	(20)	(4,150)
Vanguard S&P 500 ETF, Expiration: 12/19/2025; Exercise Price: $650.00	(7,163,874)	(114)	(13,110)
Vanguard Total Stock Market ETF, Expiration: 12/19/2025; Exercise Price: $345.00	(7,970,547)	(237)	(29,625)
Vanguard Value ETF, Expiration: 12/19/2025; Exercise Price: $195.00	(6,838,232)	(359)	(21,540)
TOTAL WRITTEN OPTIONS (Premiums received $90,577)			$(200,371)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

3

CLEARSHARES PITON INTERMEDIATE FIXED INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 56.9%
United States Treasury Note/Bond
4.88%, 04/30/2026	$1,200,000	$1,205,394
4.50%, 07/15/2026	1,000,000	1,004,832
4.13%, 02/15/2027	1,650,000	1,660,506
4.50%, 05/15/2027	2,200,000	2,229,434
4.38%, 07/15/2027	1,350,000	1,367,771
2.75%, 07/31/2027	1,826,000	1,802,961
3.38%, 09/15/2027	2,000,000	1,995,039
4.25%, 02/15/2028	5,325,000	5,409,971
3.63%, 05/31/2028	1,500,000	1,505,068
4.13%, 07/31/2028	2,275,000	2,311,835
1.13%, 08/31/2028	1,150,000	1,079,338
3.75%, 12/31/2028	1,700,000	1,712,551
1.88%, 02/28/2029	1,967,000	1,868,804
4.13%, 10/31/2029	975,000	995,243
4.00%, 02/28/2030	2,060,000	2,094,682
3.50%, 04/30/2030	1,500,000	1,495,371
3.75%, 05/31/2030	2,500,000	2,517,285
4.13%, 03/31/2031	1,350,000	1,381,456
4.13%, 07/31/2031	2,370,000	2,424,621
1.38%, 11/15/2031	3,000,000	2,629,101
1.88%, 02/15/2032	2,775,000	2,492,188
4.13%, 02/29/2032	2,100,000	2,146,184
4.00%, 07/31/2032	1,500,000	1,520,713
3.50%, 02/15/2033	4,765,000	4,672,492
3.38%, 05/15/2033	4,025,000	3,907,709
4.00%, 02/15/2034	3,775,000	3,805,746
4.25%, 11/15/2034	3,440,000	3,518,005
4.00%, 11/15/2035	450,000	449,332
TOTAL U.S. TREASURY SECURITIES (Cost $61,173,478)		61,203,632
CORPORATE BONDS - 32.3%
Communications - 5.2%
Alphabet, Inc., 2.00%, 08/15/2026	1,000,000	987,637
Amazon.com, Inc., 3.60%, 04/13/2032	1,600,000	1,557,489
Cisco Systems, Inc., 5.05%, 02/26/2034	1,500,000	1,557,185
Verizon Communications, Inc., 3.15%, 03/22/2030	1,500,000	1,439,251
		5,541,562
Consumer, Cyclical - 4.7%
Costco Wholesale Corp., 1.38%, 06/20/2027	1,000,000	966,697
Home Depot, Inc., 2.88%, 04/15/2027	1,000,000	988,761
McDonald’s Corp., 4.80%, 08/14/2028	1,000,000	1,021,293
NIKE, Inc., 2.75%, 03/27/2027	1,000,000	987,242
Target Corp., 3.38%, 04/15/2029	1,100,000	1,081,303
		5,045,296

The accompanying notes are an integral part of these financial statements.

4

CLEARSHARES PITON INTERMEDIATE FIXED INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer, Non-cyclical - 4.5%
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 06/15/2034	$1,200,000	$1,249,255
Bristol-Myers Squibb Co., 3.25%, 02/27/2027	1,000,000	994,856
Pfizer, Inc., 2.75%, 06/03/2026	1,000,000	993,972
Sysco Corp., 5.95%, 04/01/2030	1,500,000	1,591,480
		4,829,563
Energy - 1.3%
Chevron Corp., 2.24%, 05/11/2030	1,500,000	1,394,579
Financial - 11.8%
American Express Co., 4.05%, 05/03/2029	1,000,000	1,006,920
Bank of America Corp., Series MTN, 5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	1,500,000	1,543,770
Bank of New York Mellon Corp., Series MTN, 6.47% to 10/25/2033 then SOFR + 1.85%, 10/25/2034	1,500,000	1,683,769
Blackrock, Inc., 3.20%, 03/15/2027	1,000,000	993,563
Citigroup, Inc., 4.60%, 03/09/2026	1,000,000	1,001,129
Goldman Sachs Group, Inc., 3.80%, 03/15/2030	1,313,000	1,296,274
JPMorgan Chase & Co., 4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	1,575,000	1,617,611
MetLife, Inc., 4.55%, 03/23/2030	1,400,000	1,431,101
PNC Financial Services Group, Inc., 4.81% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	1,275,000	1,301,232
US Bancorp, Series MTN, 2.22% to 01/27/2027 then SOFR + 0.73%, 01/27/2028	880,000	861,349
		12,736,718
Industrial - 2.5%
Lockheed Martin Corp., 5.25%, 01/15/2033	1,350,000	1,427,690
Waste Management, Inc., 1.50%, 03/15/2031	1,500,000	1,313,321
		2,741,011
Technology - 0.9%
Apple, Inc., 3.35%, 08/08/2032	1,000,000	963,697
Utilities - 1.4%
Florida Power & Light Co., 4.80%, 05/15/2033	1,500,000	1,538,429
TOTAL CORPORATE BONDS (Cost $34,383,235)		34,790,855
U.S. GOVERNMENT AGENCY ISSUES - 10.0%
Federal Farm Credit Banks Funding Corporation, 4.50%, 08/14/2026	1,400,000	1,407,762
Federal Home Loan Banks
1.00%, 03/23/2026	1,696,500	1,681,202
3.25%, 11/16/2028	3,000,000	2,985,915
Federal Home Loan Mortgage Corporation, 6.25%, 07/15/2032	590,000	674,154
Resolution Funding Corporation, 0.00%, 01/15/2030(a)	2,600,000	2,229,063

The accompanying notes are an integral part of these financial statements.

5

CLEARSHARES PITON INTERMEDIATE FIXED INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)(Continued)

	Par	Value
U.S. GOVERNMENT AGENCY ISSUES - (Continued)
Tennessee Valley Authority
3.88%, 03/15/2028	$250,000	$251,478
Series A, 2.88%, 02/01/2027	1,565,000	1,551,347
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $10,723,922)		10,780,921

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.92%(b)	472,956	472,956
TOTAL MONEY MARKET FUNDS (Cost $472,956)		472,956
TOTAL INVESTMENTS - 99.6% (Cost $106,753,591)		$107,248,364
Other Assets in Excess of Liabilities - 0.4%		447,987
TOTAL NET ASSETS - 100.0%		$107,696,351

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)	Zero coupon bonds make no periodic interest payments.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

6

CLEARSHARES ULTRA-SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

	Par	Value
REPURCHASE AGREEMENTS - 99.9%
Marex Capital Markets Inc., 4.16%, dated 11/28/2025, matures 12/01/2025, repurchase price $12,414,302 (collateralized by mortgage-backed securities: total value $12,786,732)	$12,410,000	$12,410,000
Cantor Fitzgerald & Co., 4.20%, dated 11/28/2025, matures 12/05/2025, repurchase price $50,040,833 (collateralized by various U.S. government treasury notes and bonds and mortgage-backed securities: total value $54,993,791)	50,000,000	50,000,000
Cantor Fitzgerald & Co., 4.20%, dated 11/28/2025, matures 12/05/2025, repurchase price $45,036,750 (collateralized by various U.S. government treasury notes and bonds and mortgage-backed securities: total value $49,488,275)	45,000,000	45,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $107,410,000)		107,410,000

	Shares
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.92%(a)	72,554	72,554
TOTAL MONEY MARKET FUNDS (Cost $72,554)		72,554
TOTAL INVESTMENTS - 100.0% (Cost $107,482,554)		$107,482,554
Other Assets in Excess of Liabilities - 0.0%(b)		19,512
TOTAL NET ASSETS - 100.0%		$107,502,066

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

7

CLEARSHARES ETFs
Statements of Assets and Liabilities
November 30, 2025 (Unaudited)

	ClearShares OCIO ETF	ClearShares Piton Intermediate Fixed Income ETF	ClearShares Ultra-Short Maturity ETF
ASSETS:
Investments in unaffiliated securities, at value	$194,101,343	$107,248,364	$72,554
Investments in repurchase agreements, at value	—	—	107,410,000
Investments in affiliated securities, at value	6,166,917	—	—
Security lending income receivable	10,367	—	—
Dividends receivable	3,998	804	108
Interest receivable	—	912,837	37,552
Total assets	200,282,625	108,162,005	107,520,214
LIABILITIES:
Written option contracts, at value	200,371	—	—
Payable upon return of securities loaned	32,566,806	—	—
Payable to adviser, net of waiver	73,876	39,652	18,148
Payable for investments purchased	—	426,002	—
Total liabilities	32,841,053	465,654	18,148
NET ASSETS	$ 167,441,572	$107,696,351	$107,502,066
NET ASSETS CONSISTS OF:
Paid-in capital	$118,952,250	$113,783,936	$107,387,530
Total distributable earnings/(accumulated losses)	48,489,322	(6,087,585)	114,536
Total net assets	$ 167,441,572	$107,696,351	$107,502,066
Net assets	$167,441,572	$107,696,351	$107,502,066
Shares issued and outstanding(a)	4,450,000	1,125,000	1,075,000
Net asset value per share	$37.63	$95.73	$100.00
COST:
Investments in repurchase agreements, at cost	$—	$—	$107,410,000
Investments in unaffiliated securities, at cost	$157,405,757	$106,753,591	$72,554
Investments in affiliated securities, at cost	$6,176,218	$—	$—
PROCEEDS:
Written options premium received	$90,577	$—	$—
LOANED SECURITIES:
at value (included in investments)	$32,022,749	$—	$—

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

8

CLEARSHARES ETFs
Statements of Operations
For the Period Ended November 30, 2025 (Unaudited)

	ClearShares OCIO ETF	ClearShares Piton Intermediate Fixed Income ETF	ClearShares Ultra-Short Maturity ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$1,553,743	$5,989	$2,109
Dividend income from affiliated securities	138,992	—	—
Interest income	—	1,950,976	2,800,299
Securities lending income, net	43,466	—	—
Total investment income	1,736,201	1,956,965	2,802,408
EXPENSES:
Investment advisory fee	441,654	237,711	125,255
Total expenses	441,654	237,711	125,255
Less advisory fee waived	(6,149)	—	—
Net expenses	435,505	237,711	125,255
NET INVESTMENT INCOME	1,300,696	1,719,254	2,677,153
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	6,513,275	(48,541)	—
Written option contracts expired or closed	(125,452)	—	—
Net realized gain (loss)	6,387,823	(48,541)	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	8,513,534	1,990,689	—
Investments in affiliated securities	(7,791)	—	—
Written option contracts	(104,794)	—	—
Net change in unrealized appreciation (depreciation)	8,400,949	1,990,689	—
Net realized and unrealized gain (loss)	14,788,772	1,942,148	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 16,089,468	$3,661,402	$2,677,153

The accompanying notes are an integral part of these financial statements.

9

CLEARSHARES ETFs
Statements of Changes in Net Assets

	ClearShares OCIO ETF		ClearShares Piton Intermediate Fixed Income ETF
	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$1,300,696	$2,534,441	$1,719,254	$3,078,975
Net realized gain (loss)	6,387,823	7,190,692	(48,541)	(702,618)
Net change in unrealized appreciation (depreciation)	8,400,949	1,969,380	1,990,689	3,207,774
Net increase (decrease) in net assets from operations	16,089,468	11,694,513	3,661,402	5,584,131
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,541,801)	(2,252,711)	(2,193,979)	(2,496,821)
Total distributions to shareholders	(1,541,801)	(2,252,711)	(2,193,979)	(2,496,821)
CAPITAL TRANSACTIONS:
Shares sold	3,572,860	6,657,485	9,561,210	2,390,370
Shares redeemed	—	(1,694,465)	(2,413,348)	(2,349,448)
ETF transaction fees (See Note 11)	—	—	3,593	1,422
Net increase (decrease) in net assets from capital transactions	3,572,860	4,963,020	7,151,455	42,344
NET INCREASE (DECREASE) IN NET ASSETS	18,120,527	14,404,822	8,618,878	3,129,654
NET ASSETS:
Beginning of the period	149,321,045	134,916,223	99,077,473	95,947,819
End of the period	$ 167,441,572	$149,321,045	$107,696,351	$99,077,473
SHARES TRANSACTIONS
Shares sold	100,000	200,000	100,000	25,000
Shares redeemed	—	(50,000)	(25,000)	(25,000)
Total increase (decrease) in shares outstanding	100,000	150,000	75,000	—

The accompanying notes are an integral part of these financial statements.

10

CLEARSHARES ETFs
Statements of Changes in Net Assets(Continued)

	ClearShares Ultra-Short Maturity ETF
	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$2,677,153	$6,578,338
Net increase (decrease) in net assets from operations	2,677,153	6,578,338
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,766,000)	(6,495,400)
Total distributions to shareholders	(2,766,000)	(6,495,400)
CAPITAL TRANSACTIONS:
Shares sold	15,036,013	50,079,560
Shares redeemed	(57,629,953)	(55,122,860)
Net increase (decrease) in net assets from capital transactions	(42,593,940)	(5,043,300)
NET INCREASE (DECREASE) IN NET ASSETS	(42,682,787)	(4,960,362)
NET ASSETS:
Beginning of the period	150,184,853	155,145,215
End of the period	$ 107,502,066	$150,184,853
SHARES TRANSACTIONS
Shares sold	150,000	500,000
Shares redeemed	(575,000)	(550,000)
Total increase (decrease) in shares outstanding	(425,000)	(50,000)

The accompanying notes are an integral part of these financial statements.

11

ClearShares OCIO ETF
Financial Highlights

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$34.33	$32.12	$28.84	$29.76	$32.12	$26.46
INVESTMENT OPERATIONS:
Net investment income(a)(b)	0.29	0.59	0.72	0.58	0.46	0.42
Net realized and unrealized gain (loss) on investments(c)	3.36	2.14	3.27	(0.49)	(1.88)	5.96
Total from investment operations	3.65	2.73	3.99	0.09	(1.42)	6.38
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.52)	(0.71)	(0.53)	(0.49)	(0.48)
Net realized gains	—	—	—	(0.48)	(0.45)	(0.24)
Total distributions	(0.35)	(0.52)	(0.71)	(1.01)	(0.94)	(0.72)
Net asset value, end of period	$37.63	$34.33	$32.12	$28.84	$29.76	$32.12
Total return(d)	10.67%	8.52%	13.98%	0.47%	−4.65%	24.38%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$167,442	$149,321	$134,916	$125,461	$126,481	$126,865
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(f)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
After expense reimbursement/ recoupment(f)	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Ratio of net investment income (loss) to average net assets(b)(e)	1.62%	1.74%	2.37%	2.02%	1.45%	1.44%
Portfolio turnover rate(d)(g)	29%	55%	70%	36%	51%	24%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

ClearShares Piton Intermediate Fixed Income ETF
Financial Highlights

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31,				Period Ended May 31, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$94.36	$91.38	$92.06	$93.80	$99.19	$100.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.56	2.88	2.33	1.42	0.71	0.07
Net realized and unrealized gain (loss) on investments(c)	1.77	2.43	(0.71)	(1.86)	(5.75)	(0.94)
Total from investment operations	3.33	5.31	1.62	(0.44)	(5.04)	(0.87)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.96)	(2.33)	(2.31)	(1.30)	(0.40)	(0.02)
Total distributions	(1.96)	(2.33)	(2.31)	(1.30)	(0.40)	(0.02)
ETF transaction fees per share	0.00(d)	0.00(d)	0.01	0.00(d)	0.05	0.08
Net asset value, end of period	$95.73	$94.36	$91.38	$92.06	$93.80	$99.19
Total return(e)	3.56%	5.86%	1.81%	−0.45%	−5.05%	−0.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$107,696	$99,077	$95,948	$133,481	$133,668	$32,237
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(f)	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
After expense reimbursement/ recoupment(f)	0.45%	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of net investment income (loss) to average net assets(f)	3.25%	3.09%	2.56%	1.55%	0.73%	0.11%
Portfolio turnover rate(e)(g)	5%	31%	34%	21%	42%	80%

(a)	Inception date of the Fund was October 1, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

ClearShares Ultra-Short Maturity ETF
Financial Highlights

	Period Ended November 30, 2025 (Unaudited)	Year Ended May 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$100.12	$100.09	$100.21	$100.10	$100.08	$100.09
INVESTMENT OPERATIONS:
Net investment income(a)	2.15	4.79	5.29	3.53	0.39	0.42
Net realized and unrealized gain (loss) on investments(b)	—	(0.02)	0.01	(0.05)	—	—
Total from investment operations	2.15	4.77	5.30	3.48	0.39	0.42
LESS DISTRIBUTIONS FROM:
Net investment income	(2.27)	(4.74)	(5.42)	(3.37)	(0.37)	(0.43)
Total distributions	(2.27)	(4.74)	(5.42)	(3.37)	(0.37)	(0.43)
Net asset value, end of period	$100.00	$100.12	$100.09	$100.21	$100.10	$100.08
Total return(c)	2.16%	4.88%	5.43%	3.54%	0.39%	0.42%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$107,502	$150,185	$155,145	$240,503	$200,198	$120,099
Ratio of expenses to average net assets(d)	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets(d)	4.27%	4.78%	5.27%	3.52%	0.39%	0.42%
Portfolio turnover rate(c)(e)	—%	—%	—%	—%	—%	—%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

14

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
ClearShares OCIO ETF, ClearShares Piton Intermediate Fixed Income ETF, and ClearShares Ultra-Short Maturity ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). ClearShares OCIO ETF is a diversified “fund of funds” that seeks to outperform a traditional 60/40 mix of global equity and fixed-income investments and commenced operations on June 26, 2017. ClearShares Piton Intermediate Fixed Income ETF is a non-diversified fund that seeks current income consistent with the long-term preservation of capital and commenced operations on October 1, 2020. ClearShares Ultra-Short Maturity ETF is a diversified fund that seeks current income and commenced operations on July 10, 2018.
The end of the reporting period for the Funds is November 30, 2025. The current fiscal period is the period from June 1, 2025 through November 30, 2025.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator.
The Funds price repurchase agreements at cost, which approximates fair value.
Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security

15

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
ClearShares OCIO ETF

	Level 1	Level 2	Level 3	Total
Assets^
Exchange-Traded Funds	$166,349,960	$—	$—	$166,349,960
Investments Purchased with Proceeds from Securities Lending	—	—	—	32,566,806(a)
Money Market Funds	1,351,494	—	—	1,351,494
Total Investments	$167,701,454	$—	$—	$200,268,260
Liabilities^
Written Options	$—	$(200,371)	$—	$(200,371)
Total Investments	$—	$(200,371)	$—	$(200,371)

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $32,566,806 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

16

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
ClearShares Piton Intermediate Fixed Income ETF

	Level 1	Level 2	Level 3	Total
Assets^
U.S. Treasury Securities	$—	$61,203,632	$—	$61,203,632
Corporate Bonds	—	34,790,855	—	34,790,855
U.S. Government Agency Issues	—	10,780,921	—	10,780,921
Money Market Funds	472,956	—	—	472,956
Total Investments	$472,956	$106,775,408	$—	$107,248,364

ClearShares Ultra-Short Maturity ETF

	Level 1	Level 2	Level 3	Total
Assets^
Repurchase Agreements	$—	$107,410,000	$—	$107,410,000
Money Market Funds	72,554	—	—	72,554
Total Investments	$72,554	$107,410,000	$—	$107,482,554

^	See Schedule of Investments for further disaggregation of investment categories.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between trade and settle dates on security transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Security Transactions and Investment Income. Investment transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the

17

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as interest income on the Statements of Operations.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by ClearShares Ultra-Short Maturity ETF on a monthly basis and by ClearShares OCIO ETF and ClearShares Piton Intermediate Fixed Income ETF on a quarterly basis. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to differing book and tax treatments of redemptions in-kind.

For the fiscal year ended May 31, 2025, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
ClearShares OCIO ETF	$(440,429)	$440,429
ClearShares Piton Intermediate Fixed Income ETF	—	—
ClearShares Ultra-Short Maturity ETF	—	—

J.
New Accounting Pronouncements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. Each Fund’s income, expense, assets, and performance are regularly monitored and assessed by the Chief Operating Officer and Chief Executive Officer of the Adviser, who collectively serve as the Chief Operating Decision Makers, using the information presented in the financial statements and financial highlights.

In December 2023, the FASB issued Accounting Standards update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund management is evaluating the impacts of these changes on the Fund’s financial statements.

18

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
ClearShares LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with each Fund’s respective sub-adviser: transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Blueprint Investment Partners, LLC serves as the sub-adviser for ClearShares OCIO ETF. Piton Investment Management, LP serves as the sub-adviser for ClearShares Piton Intermediate Fixed Income ETF and ClearShares Ultra-Short Maturity ETF (each, respectively, the “Sub-Adviser”). Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at the annual rates of each Fund’s average daily net assets listed below.

ClearShares OCIO ETF	0.55%
ClearShares Piton Intermediate Fixed Income ETF	0.45%
ClearShares Ultra-Short Maturity ETF	0.20%

The Adviser is responsible for paying the sub-advisers. The Adviser has contractually agreed to waive the proportionate amount of the ClearShares OCIO ETF’s management fee and the ClearShares Piton Intermediate Fixed Income ETF’s management fee as applied to the net assets of each Fund invested in ClearShares Ultra-Short Maturity ETF, for which the Adviser also serves as investment adviser, at least through November 30, 2025, resulting in $6,149 waived from ClearShares OCIO ETF and $0 waived from ClearShares Piton Intermediate Fixed Income ETF during the current fiscal period. As a result, the Adviser receives a management fee of 0.35% from assets of ClearShares OCIO ETF invested in ClearShares Ultra-Short Maturity ETF and 0.25% from assets of ClearShares Piton Intermediate Fixed Income ETF invested in ClearShares Ultra-Short Maturity ETF. The contractual arrangement for ClearShares OCIO ETF may only be changed or eliminated by the Board upon 60 days’ written notice to the Adviser. The fee waivers during the current fiscal period are not subject to recoupment by the Adviser.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.
The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the ClearShares OCIO ETF.
All officers of the Trust are affiliated with the Administrator and Custodian.

19

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
NOTE 4 – SECURITIES LENDING
ClearShares OCIO ETF may lend up to 33 1∕3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. ClearShares OCIO ETF receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. ClearShares OCIO ETF continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of ClearShares OCIO ETF. ClearShares OCIO ETF has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.
The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.
As of the end of the current fiscal period, ClearShares OCIO ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. ClearShares OCIO ETF could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although ClearShares OCIO ETF is indemnified from this risk by contract with the Securities Lending Agent. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the ClearShares OCIO ETF were as follows:

Value of Securities on Loan	Payable for Collateral Received*
$32,022,749	$32,566,806

*
The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The interest income earned by ClearShares OCIO ETF on the investment of cash collateral received from borrowers for the securities loaned to it (“Securities lending income, net”) is reflected in the Statement of Operations. Net securities lending income earned on collateral investments and recognized by ClearShares OCIO ETF during the current fiscal period was $43,466.
NOTE 5 – REPURCHASE AGREEMENTS
The Funds may invest in repurchase agreements to generate income from excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which the Funds acquire a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the

20

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
period the instrument is held by the Funds and is unrelated to the interest rate on the underlying collateral instruments. The Funds require the fair value of collateral underlying the repurchase agreement to be at least 102% of the repurchase price, including an amount representing accrued interest. The fair value of the underlying collateral instruments is marked to market daily by the Funds’ Tri-Party Custodian, The Bank of New York Mellon. If the fair value of the instruments is less than 102% of the repurchase price, the seller will transfer additional securities to The Bank of New York Mellon to cure the deficit. In the event of a seller default, the seller’s obligation to repurchase all securities at the repurchase price on the maturity date becomes immediately due and payable to the Funds, all income paid after the default will be retained by the Funds and applied to the aggregate unpaid repurchase price, and The Bank of New York Mellon will deliver the underlying collateral instruments to the Funds. The Funds could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Funds are seeking to enforce their rights under the repurchase agreement; (b) possible reduced levels or income or lack of access to income during this period; and (c) expenses of enforcing their rights.
Due to the absence of a master netting agreement related to the Funds’ participation in repurchase agreements, no additional offsetting disclosures have been made on behalf of the Funds.
As of the end of the current fiscal period, the Funds had repurchase agreements with the following weighted average maturity by seller.

Fund Name	Seller	Weighted Average Days to Maturity
ClearShares OCIO ETF	N/A	N/A
ClearShares Piton Intermediate Fixed Income ETF	N/A	N/A
ClearShares Ultra-Short Maturity ETF	Marex Capital Markets Inc.	0.12
	Cantor Fitgerald & Co.	4.42

NOTE 6 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
ClearShares OCIO ETF	$46,178,318	$46,370,614
ClearShares Piton Intermediate Fixed Income ETF	$11,914,677	$5,221,945
ClearShares Ultra-Short Maturity ETF	$—	$—

There were no purchases or sales of U.S. Government securities in ClearShares OCIO ETF or ClearShares Ultra-Short Maturity ETF during the current fiscal period. Included in the amounts for ClearShares Piton Intermediate Fixed Income ETF are $7,266,988 of purchases and $3,194,088 of sales in long-term U.S. Government securities during the current fiscal period.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	Creations	Redemptions
ClearShares OCIO ETF	$3,556,418	$—
ClearShares Piton Intermediate Fixed Income ETF	—	—
ClearShares Ultra-Short Maturity ETF	—	—

21

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
NOTE 7 – TRANSACTIONS WITH AFFILIATED SECURITIES
Investments in issuers considered to be affiliate(s) of the Funds during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Investments in ClearShares Ultra-Short Maturity ETF	ClearShares OCIO ETF
Value at May 31, 2025	$6,036,038
Purchases at Cost	138,670
Proceeds from Sales	—
Net Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(7,791)
Value at November 30, 2025	6,166,917
Shares held at November 30, 2025	61,663
Dividend Income	$138,992

ClearShares Piton Intermediate Fixed Income ETF did not invest in ClearShares Ultra-Short Maturity ETF during the current fiscal period.
NOTE 8 – INCOME TAX INFORMATION
The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of May 31, 2025 in the Funds, were as follows:

	ClearShares OCIO ETF	ClearShares Piton Intermediate Fixed Income ETF	ClearShares Ultra-Short Maturity ETF
Tax cost of investments	$152,371,277	$99,817,710	$150,127,763
Gross tax unrealized appreciation	$28,361,260	$473,228	$—
Gross tax unrealized depreciation	(195,080)	(2,016,268)	—
Net tax unrealized appreciation (depreciation)	28,166,180	(1,543,040)	—
Undistributed ordinary income	517,883	1,107,784	203,383
Undistributed long-term capital gains	6,171,691	—	—
Other accumulated gain (loss)	(914,099)*	(7,119,752)	—
Distributable Earnings (accumulated deficit)	$33,941,655	$(7,555,008)	$203,383

*	Includes straddle loss deferral of $914,099.
The difference between book and tax-basis cost is attributable to wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2025, the Funds did not have any Post-October losses or late-year ordinary losses.
At May 31, 2025, the Funds had the following capital loss carryforwards:

	Short Term	Long Term	Expires
ClearShares OCIO ETF	$—	$—	N/A
ClearShares Piton Intermediate Fixed Income ETF	$864,432	$6,255,320	Indefinite
ClearShares Ultra-Short Maturity ETF	$—	$—	N/A

During the year ended May 31, 2025, ClearShares OCIO ETF utilized $1,492,228 of capital loss carryforwards.

22

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
The tax character of distributions paid by the Funds during the fiscal years ended May 31, 2025 and May 31, 2024, was as follows:

	Year Ended May 31, 2025		Year Ended May 31, 2024
	Ordinary Income	Capital Gains	Ordinary Income	Capital Gains
ClearShares OCIO ETF	$2,252,711	$—	$3,036,818	$—
ClearShares Piton Intermediate Fixed Income ETF	$2,496,821	$—	$2,451,890	$—
ClearShares Ultra-Short Maturity ETF	$6,495,400	$—	$10,424,424	$—

NOTE 9 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates presumption of control of the Fund, under section 2(a)(9) of the 1940 Act. At the end of the current fiscal period, there is one shareholder who owned, of record or beneficially, more than 25% of ClearShares OCIO ETF’s shares.
NOTE 10 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS
The ClearShares OCIO ETF is expected to typically write (sell) covered call options on approximately 1 to 10% of its total assets. A covered call option is a strategy whereby the Fund writes (sells) call options on a security that the Fund already owns principally for the purpose of generating income for the Fund in the form of a premium paid to the Fund by the buyer of the call option.
A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a losing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
The average monthly value of outstanding written options during the current fiscal period was as follows:

Written Options	Average Value
ClearShares OCIO ETF	$(191,249)

The effect of derivative instruments on the Statements of Assets and Liabilities for the current fiscal period, was as follows:

		Liability Derivatives
Fund	Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
ClearShares OCIO ETF	Equity Contracts - Written Options	Written option contracts, at value	$(200,371)

23

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
The effect of derivative instruments on the Statements of Operations for the current fiscal period was as follows:

Fund	Derivatives Investment Type	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
ClearShares OCIO ETF	Equity Contracts - Written Options	$(125,452)	$(104,794)

NOTE 11 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Funds is $300 and is payable to the Custodian. The standard fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the Creation Order costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
NOTE 12 – RISKS
Interest rate risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high-quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.

24

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)(Continued)
Investment Company Risk. The risks of investing in investment companies typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Funds become a shareholder of that investment company and bear their proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

25

CLEARSHARES ETFs
FEDERAL TAX INFORMATION (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended May 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ClearShares OCIO ETF	51.49%
ClearShares Piton Intermediate Fixed Income ETF	0.00%
ClearShares Ultra-Short Maturity ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2025, was as follows:

ClearShares OCIO ETF	0.61%
ClearShares Piton Intermediate Fixed Income ETF	0.00%
ClearShares Ultra-Short Maturity ETF	0.00%

SHORT-TERM CAPITAL GAIN
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

ClearShares OCIO ETF	0.00%
ClearShares Piton Intermediate Fixed Income ETF	0.00%
ClearShares Ultra-Short Maturity ETF	0.00%

FOREIGN TAX CREDIT PASS THROUGH
Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
ClearShares OCIO ETF	$69,655	0.01601264	18.28%
ClearShares Piton Intermediate Fixed Income ETF	—	—	—
ClearShares Ultra-Short Maturity ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains for GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

26

CLEARSHARES ETFs
ADDITIONAL INFORMATION (Unaudited)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

27

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President [Principal Executive Officer] and Treasurer [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	2/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	2/5/2026

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	2/5/2026

* Print the name and title of each signing officer under his or her signature.